Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 14, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Issuance of Common Stock		$ 15,250	$ 16,000
Subsequent Event [Member] | 2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,137,037
IPO [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	174,286
Shares Issued, Price Per Share	$ 20
Proceeds from Issuance of Common Stock	$ 3,486
Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	2,541,048
Shares Issued, Price Per Share	$ 20
Proceeds from Issuance of Common Stock	$ 50,821
Private Placement [Member] | Subsequent Event [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963